Quarterly Holdings Report
for
Fidelity Freedom® 2015 Fund
December 31, 2023
F15-NPRT3-0224
1.811323.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.38% 1/25/24 to 3/28/24 (b) (Cost $9,478,392)	9,520,000	9,480,009

Domestic Equity Funds - 17.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	3,008,843	32,405,242
Fidelity Series Blue Chip Growth Fund (c)	5,718,957	89,330,106
Fidelity Series Commodity Strategy Fund (c)	371,042	34,369,605
Fidelity Series Growth Company Fund (c)	8,565,423	166,768,776
Fidelity Series Intrinsic Opportunities Fund (c)	3,067,657	33,222,727
Fidelity Series Large Cap Stock Fund (c)	8,035,541	157,014,479
Fidelity Series Large Cap Value Index Fund (c)	3,336,125	49,107,756
Fidelity Series Opportunistic Insights Fund (c)	5,280,284	99,586,156
Fidelity Series Small Cap Core Fund (c)	23,657	266,140
Fidelity Series Small Cap Discovery Fund (c)	1,214,700	14,187,693
Fidelity Series Small Cap Opportunities Fund (c)	3,392,205	47,151,644
Fidelity Series Stock Selector Large Cap Value Fund (c)	8,394,324	109,629,874
Fidelity Series Value Discovery Fund (c)	6,602,028	98,238,171
TOTAL DOMESTIC EQUITY FUNDS (Cost $618,388,989)		931,278,369

International Equity Funds - 20.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,264,941	62,651,982
Fidelity Series Emerging Markets Fund (c)	9,798,397	82,894,438
Fidelity Series Emerging Markets Opportunities Fund (c)	18,967,500	328,706,775
Fidelity Series International Growth Fund (c)	10,216,873	175,015,030
Fidelity Series International Small Cap Fund (c)	4,741,687	80,419,013
Fidelity Series International Value Fund (c)	15,011,225	175,180,991
Fidelity Series Overseas Fund (c)	13,484,523	174,894,266
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $806,704,394)		1,079,762,495

Bond Funds - 55.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	50,155,515	474,972,724
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	35,822,506	274,400,397
Fidelity Series Emerging Markets Debt Fund (c)	3,582,471	27,764,153
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	974,804	9,133,909
Fidelity Series Floating Rate High Income Fund (c)	492,300	4,445,469
Fidelity Series High Income Fund (c)	3,318,811	27,911,198
Fidelity Series International Credit Fund (c)	698,284	5,572,304
Fidelity Series International Developed Markets Bond Index Fund (c)	23,556,944	205,887,688
Fidelity Series Investment Grade Bond Fund (c)	169,209,738	1,709,018,358
Fidelity Series Long-Term Treasury Bond Index Fund (c)	37,732,388	221,111,791
Fidelity Series Real Estate Income Fund (c)	539,049	5,115,574
TOTAL BOND FUNDS (Cost $3,322,646,503)		2,965,333,565

Short-Term Funds - 6.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	14,431,630	14,434,516
Fidelity Series Government Money Market Fund 5.43% (c)(e)	280,684,091	280,684,091
Fidelity Series Short-Term Credit Fund (c)	4,014,519	39,543,017
TOTAL SHORT-TERM FUNDS (Cost $335,019,884)		334,661,624

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,092,238,162)	5,320,516,062
NET OTHER ASSETS (LIABILITIES) - 0.0%	115,710
NET ASSETS - 100.0%	5,320,631,772

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,062	Mar 2024	119,889,844	3,874,320	3,874,320
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,691	Mar 2024	183,935,883	4,058,657	4,058,657
CBOT Long Term U.S. Treasury Bond Contracts (United States)	213	Mar 2024	26,611,688	1,932,914	1,932,914

TOTAL PURCHASED					9,865,891

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	179	Mar 2024	43,139,000	(1,432,234)	(1,432,234)
ICE MSCI EAFE Index Contracts (United States)	35	Mar 2024	3,941,700	(81,726)	(81,726)
ICE MSCI Emerging Markets Index Contracts (United States)	934	Mar 2024	48,273,790	(2,139,376)	(2,139,376)

TOTAL SOLD					(3,653,336)

TOTAL FUTURES CONTRACTS					6,212,555
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,480,009.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	9,523,610	99,304,542	94,393,636	377,515	117	(117)	14,434,516	0.0%
Total	9,523,610	99,304,542	94,393,636	377,515	117	(117)	14,434,516

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	454,546,168	88,406,406	66,924,967	11,405,647	(1,845,677)	790,794	474,972,724
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	313,914,817	14,902,226	38,808,936	8,891,974	(9,305,914)	(6,301,796)	274,400,397
Fidelity Series All-Sector Equity Fund	36,169,610	1,735,680	10,140,243	1,538,218	229,656	4,410,539	32,405,242
Fidelity Series Blue Chip Growth Fund	99,595,344	2,803,481	38,800,247	518,829	6,342,946	19,388,582	89,330,106
Fidelity Series Canada Fund	75,168,840	4,368,214	21,588,432	2,088,883	5,170,197	(466,837)	62,651,982
Fidelity Series Commodity Strategy Fund	38,425,455	5,834,621	7,565,152	1,600,846	(6,454,273)	4,128,954	34,369,605
Fidelity Series Emerging Markets Debt Fund	28,539,701	1,629,157	3,824,770	1,337,407	(904,101)	2,324,166	27,764,153
Fidelity Series Emerging Markets Debt Local Currency Fund	9,673,978	580,059	1,376,871	449,430	(119,172)	375,915	9,133,909
Fidelity Series Emerging Markets Fund	56,772,418	25,819,005	2,717,525	1,990,489	59,155	2,961,385	82,894,438
Fidelity Series Emerging Markets Opportunities Fund	387,368,686	10,048,015	87,905,179	9,193,406	6,038,180	13,157,073	328,706,775
Fidelity Series Floating Rate High Income Fund	4,649,080	369,006	653,765	337,228	(40,946)	122,094	4,445,469
Fidelity Series Government Money Market Fund 5.43%	256,877,092	70,996,328	47,189,329	10,340,533	-	-	280,684,091
Fidelity Series Growth Company Fund	185,792,409	10,516,310	67,028,961	5,227,066	2,713,665	34,775,353	166,768,776
Fidelity Series High Income Fund	29,165,278	1,547,406	3,553,926	1,375,914	(368,674)	1,121,114	27,911,198
Fidelity Series International Credit Fund	5,266,725	200,492	36,289	200,491	583	140,793	5,572,304
Fidelity Series International Developed Markets Bond Index Fund	218,245,177	13,336,731	26,505,054	8,044,680	(3,142,773)	3,953,607	205,887,688
Fidelity Series International Growth Fund	198,618,481	9,651,908	47,593,996	2,269,983	14,317,460	21,177	175,015,030
Fidelity Series International Small Cap Fund	54,618,792	31,544,784	13,496,524	2,797,488	2,592,187	5,159,774	80,419,013
Fidelity Series International Value Fund	197,705,017	8,848,810	48,742,927	5,652,156	9,065,784	8,304,307	175,180,991
Fidelity Series Intrinsic Opportunities Fund	35,152,819	9,767,448	9,790,918	7,306,224	816,643	(2,723,265)	33,222,727
Fidelity Series Investment Grade Bond Fund	1,771,865,035	149,807,590	211,545,256	52,968,555	(14,763,769)	13,654,758	1,709,018,358
Fidelity Series Large Cap Stock Fund	174,485,662	10,614,117	45,435,506	8,474,583	15,392,821	1,957,385	157,014,479
Fidelity Series Large Cap Value Index Fund	54,696,805	3,316,132	12,056,345	2,004,734	2,342,992	808,172	49,107,756
Fidelity Series Long-Term Treasury Bond Index Fund	237,953,280	31,704,617	35,674,819	5,417,772	(8,334,215)	(4,537,072)	221,111,791
Fidelity Series Opportunistic Insights Fund	110,752,233	1,637,552	32,859,164	1,030,926	2,124,473	17,931,062	99,586,156
Fidelity Series Overseas Fund	198,428,564	8,683,470	46,069,311	2,887,441	7,076,587	6,774,956	174,894,266
Fidelity Series Real Estate Income Fund	10,081,657	454,488	5,462,879	381,229	(238,378)	280,686	5,115,574
Fidelity Series Short-Term Credit Fund	44,872,597	1,290,513	7,434,184	918,862	(168,057)	982,148	39,543,017
Fidelity Series Small Cap Core Fund	-	316,619	93,601	5,091	8,819	34,303	266,140
Fidelity Series Small Cap Discovery Fund	15,954,966	1,186,480	4,731,089	438,925	364,654	1,412,682	14,187,693
Fidelity Series Small Cap Opportunities Fund	53,548,952	2,913,211	15,964,263	508,316	3,395,262	3,258,482	47,151,644
Fidelity Series Stock Selector Large Cap Value Fund	121,841,713	7,008,258	28,962,751	5,091,987	4,067,829	5,674,825	109,629,874
Fidelity Series Value Discovery Fund	108,715,100	7,918,338	22,188,290	4,596,223	431,673	3,361,350	98,238,171
	5,589,462,451	539,757,472	1,012,721,469	167,291,536	36,865,617	143,237,466	5,296,601,537

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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